Concession Financial and Sector Assets and Liabilities - Additional Information (Detail) R$ in Millions		12 Months Ended
	Aug. 31, 2018 BRL (R$)	Dec. 31, 2018 BRL (R$) Plant	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Aug. 16, 2016 BRL (R$)
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Homologated amount					R$ 892
Financial assets		R$ 16,279	R$ 16,866
Remuneration payment period			8 years
Extensions of concessions, tariff maximum amount		937	R$ 993
Extension of the concessions		359	316
Adjustment of BRR of transmission assets		149
Net balance of assets deemed cost		R$ 816	816
Grant acquisition period		30 years
Pass-throughs of funds		R$ 794	586	R$ 341
Financial assets [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Financial assets		R$ 4,917	7,084
Hydro electric Plant [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Number of plants | Plant		18
Cost of acquisition		R$ 2,216
Other disposals of assets [member] | Regulated market [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Output sales percentage		70.00%
Other disposals of assets [member] | Energy acquired in the Free Market [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Output sales percentage		30.00%
Transmission Indemnity receivable [member] | Financial assets [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Financial assets		R$ 1,296	R$ 1,928
Cemig GT [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Indemnity received	R$ 1,139
Contract assets [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Transmission assets receivable		R$ 1,092